Redeemable Convertible Preferred Stock - 10K - Schedule of Preferred Stock (Details) - USD ($) $ in Thousands	Jan. 07, 2024		Oct. 15, 2023		Jul. 23, 2023		Apr. 30, 2023		Jan. 01, 2023		Oct. 09, 2022		Jul. 17, 2022		Apr. 24, 2022		Apr. 25, 2021	Apr. 26, 2020
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)							34,877,700
Temporary equity, shares issued (in shares)							18,863,090
Temporary equity, shares outstanding (in shares)	0	[1]	20,989,710	[1]	20,851,710	[1]	18,863,090	[1]	18,863,090	[1]	18,863,090	[1]	18,863,090	[1]	18,644,339	[1]	17,720,035	17,211,668
Temporary equity, carrying amount	$ 0		$ 75,262		$ 73,488		$ 53,468		$ 53,468		$ 53,468		$ 53,468		$ 52,218		$ 44,718	$ 42,018
Temporary equity, liquidation value							$ 85,715
As Reported
Temporary Equity [Line Items]
Temporary equity, shares outstanding (in shares)							10,203,945	[1]							10,085,612	[1]		9,310,612
Temporary equity, carrying amount							$ 53,468								$ 52,218			$ 42,018
Series A Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)							4,254,020
Temporary equity, shares issued (in shares)							4,254,016
Temporary equity, shares outstanding (in shares)							4,254,016
Temporary equity, carrying amount	0						$ 1,151
Temporary equity, liquidation value							$ 2,873
Series B Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)							870,997
Temporary equity, shares issued (in shares)							859,444
Temporary equity, shares outstanding (in shares)							859,444
Temporary equity, carrying amount	0						$ 930
Temporary equity, liquidation value							$ 2,268
Series C Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)							443,666
Temporary equity, shares issued (in shares)							221,833
Temporary equity, shares outstanding (in shares)							221,833
Temporary equity, carrying amount	0						$ 300
Temporary equity, liquidation value							$ 696
Series D Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)							5,970,346
Temporary equity, shares issued (in shares)							4,936,472
Temporary equity, shares outstanding (in shares)							4,936,472
Temporary equity, carrying amount	0						$ 10,340
Temporary equity, liquidation value							$ 20,043
Series E Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)							9,243,038
Temporary equity, shares issued (in shares)							679,979
Temporary equity, shares outstanding (in shares)							679,979
Temporary equity, carrying amount	0						$ 2,207
Temporary equity, liquidation value							$ 3,727
Series F Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)							7,625,506
Temporary equity, shares issued (in shares)							6,306,139
Temporary equity, shares outstanding (in shares)							6,306,139
Temporary equity, carrying amount	0						$ 27,290
Temporary equity, liquidation value							$ 40,720
Series G Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)							924,304
Temporary equity, shares issued (in shares)							656,256
Temporary equity, shares outstanding (in shares)							656,256
Temporary equity, carrying amount	0						$ 3,550
Temporary equity, liquidation value							$ 4,979
Series H Preferred Stock
Temporary Equity [Line Items]
Temporary equity, shares authorized (in shares)							5,545,823
Temporary equity, shares issued (in shares)							948,951
Temporary equity, shares outstanding (in shares)							948,951
Temporary equity, carrying amount	$ 0						$ 7,700
Temporary equity, liquidation value							$ 10,409

[1]	The number of shares of Redeemable Convertible Preferred Stock and Common Stock issued and outstanding prior to the Reverse Recapitalization have been retroactively adjusted by the Exchange Ratios to give effect to the Reverse Recapitalization. See Note 2.